Long-term Debt, Net (Details) (USD $)	3 Months Ended			12 Months Ended				3 Months Ended									3 Months Ended			12 Months Ended				0 Months Ended			0 Months Ended	1 Months Ended															0 Months Ended		12 Months Ended																		3 Months Ended				0 Months Ended	12 Months Ended										3 Months Ended			3 Months Ended	0 Months Ended			3 Months Ended					2 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended							0 Months Ended						0 Months Ended		0 Months Ended											12 Months Ended				0 Months Ended		0 Months Ended		12 Months Ended						0 Months Ended						0 Months Ended	1 Months Ended										0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 Outback Steakhouse Restaurant restaurant	Sep. 30, 2012 Senior notes Loss on extinguishment and modification of debt [Member] Senior notes redemption tender offer	Dec. 31, 2011 OSI Restaurant Partners LLC	Dec. 31, 2012 OSI Restaurant Partners LLC Minimum	Dec. 31, 2012 OSI Restaurant Partners LLC Maximum	Dec. 31, 2012 OSI Restaurant Partners LLC Senior notes		Dec. 31, 2011 OSI Restaurant Partners LLC Senior notes		Jun. 14, 2007 OSI Restaurant Partners LLC Senior notes	Sep. 30, 2012 OSI Restaurant Partners LLC Senior notes Senior notes redemption tender offer	Mar. 31, 2013 OSI Restaurant Partners LLC Unsecured debt		Dec. 31, 2012 OSI Restaurant Partners LLC Unsecured debt		Dec. 31, 2011 OSI Restaurant Partners LLC Unsecured debt		Oct. 02, 2012 RY-8, Inc.	Dec. 31, 2011 RY-8, Inc.	Oct. 02, 2012 RY-8, Inc. Maximum	Apr. 10, 2013 Term Loan B Facility OSI Restaurant Partners LLC Subsequent Event [Member]	Oct. 31, 2011 Term loan facility OSI Restaurant Partners LLC	Oct. 31, 2011 Term loan facility OSI Restaurant Partners LLC Secured debt	Mar. 31, 2012 2012 CMBS loan Mortgages Other assets, net	Dec. 31, 2011 2012 CMBS loan Mortgages Other assets, net	Mar. 31, 2013 2012 CMBS loan New PRP Mortgages	Dec. 31, 2012 2012 CMBS loan New PRP Mortgages	Mar. 27, 2012 2012 CMBS loan New PRP Mortgages subsidiaries	Mar. 31, 2013 First mortgage loan New PRP Mortgages		Dec. 31, 2012 First mortgage loan New PRP Mortgages		Mar. 27, 2012 First mortgage loan New PRP Mortgages properties instrument components	Dec. 31, 2011 First mortgage loan New PRP Mortgages		Mar. 27, 2012 First mortgage loan New PRP Mortgages Not Designated as Hedging Instrument Interest rate cap	Mar. 27, 2012 First mortgage loan New PRP Mortgages Fixed rate	Mar. 27, 2012 First mortgage loan New PRP Mortgages Variable rate	Dec. 31, 2012 First mortgage loan New PRP Mortgages Variable rate	Mar. 27, 2012 First mortgage loan New PRP Mortgages LIBOR rate option Variable rate	Mar. 27, 2012 First mortgage loan New PRP Mortgages LIBOR rate option Minimum Variable rate	Mar. 27, 2012 Mezzanine loans New PRP Mezzanine mortgage debt instrument	Mar. 31, 2013 First mezzanine loan New PRP Mezzanine mortgage debt		Dec. 31, 2012 First mezzanine loan New PRP Mezzanine mortgage debt		Mar. 27, 2012 First mezzanine loan New PRP Mezzanine mortgage debt	Dec. 31, 2011 First mezzanine loan New PRP Mezzanine mortgage debt		Mar. 31, 2013 Second mezzanine loan New PRP Mezzanine mortgage debt		Dec. 31, 2012 Second mezzanine loan New PRP Mezzanine mortgage debt		Mar. 27, 2012 Second mezzanine loan New PRP Mezzanine mortgage debt	Dec. 31, 2011 Second mezzanine loan New PRP Mezzanine mortgage debt		Mar. 31, 2012 CMBS loan Mortgages Loss on extinguishment and modification of debt [Member]	Dec. 31, 2011 CMBS loan PRP Mortgages	Jun. 14, 2007 CMBS loan PRP Mortgages	Dec. 31, 2011 CMBS loan PRP Mortgages Not Designated as Hedging Instrument Interest rate cap	Jun. 14, 2007 CMBS loan PRP Mortgages LIBOR rate option	Dec. 31, 2012 CMBS loan PRP Mortgages LIBOR rate option	Dec. 31, 2011 CMBS loan PRP Mortgages LIBOR rate option	Jun. 14, 2007 CMBS loan PRP Mortgages LIBOR rate option Minimum	Jun. 14, 2007 CMBS loan PRP Mortgages LIBOR rate option Maximum	Jun. 14, 2007 Mezzanine notes [Member] PRP Mezzanine mortgage debt instrument	Dec. 31, 2012 Note payable PRP Mortgages		Dec. 31, 2011 Note payable PRP Mortgages		Jun. 14, 2007 Note payable PRP Mortgages instrument	Mar. 31, 2012 Commercial Mortgage-Backed Securities Loan [Member] Mortgages Loss on extinguishment and modification of debt [Member]	Dec. 31, 2012 New Facilities Secured debt	Oct. 26, 2012 New Facilities Secured debt Other assets, net	Dec. 31, 2012 New Facilities Secured debt Loss on extinguishment and modification of debt [Member]	Oct. 26, 2012 New Facilities OSI Restaurant Partners LLC Secured debt	Oct. 26, 2012 New Facilities OSI Restaurant Partners LLC Secured debt Maximum	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt		Dec. 31, 2011 Term Loan B Facility OSI Restaurant Partners LLC Secured debt		Feb. 28, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Subsequent Event [Member]	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Annual excess cash flow	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Net proceeds of certain assets sales and insurance and condemnation events	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Net proceeds of debt incurred	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate Minimum	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate Maximum	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate option 1	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate option 1	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate option 2	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate option 2	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Base Rate option 2	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Minimum	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Minimum	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Minimum	Oct. 26, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Maximum	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Maximum	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Maximum	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 1	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 1	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 2	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 2	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 3	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 3	Mar. 31, 2013 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 4	Dec. 31, 2012 Term Loan B Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate option 4	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt	Mar. 31, 2013 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt	Dec. 31, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt		Dec. 31, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Workers' Compensation Insurance and Construction of New Restaurants	Dec. 31, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Insurance Company for Bonds, Liquor Licenses, Utilities, Liens, and Construction	Dec. 31, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Issuance of Other Letters of Credit	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Minimum	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Maximum	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Base Rate Minimum	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Base Rate Maximum	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Minimum	Oct. 26, 2012 Revolving Credit Facility OSI Restaurant Partners LLC Secured debt Eurocurrency Rate Maximum	Oct. 26, 2012 Letter of credit OSI Restaurant Partners LLC Secured debt	Jun. 14, 2007 Letter of credit OSI Restaurant Partners LLC Secured debt	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt		Dec. 31, 2011 Term loan facility OSI Restaurant Partners LLC Secured debt		Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Annual excess cash flow	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Annual minimum free cash flow	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Net proceeds of certain assets sales and insurance and condemnation events	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Net proceeds of debt incurred	Dec. 31, 2011 Term loan facility OSI Restaurant Partners LLC Secured debt Original Base Rate	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Original Base Rate	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt Original Base Rate option 1	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt Original Base Rate option 2	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Original Base Rate option 2	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate Minimum	Dec. 31, 2011 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate Minimum	Jun. 14, 2007 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate Maximum	Dec. 31, 2011 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate Maximum	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate option 1	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate option 2	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate option 3	Dec. 31, 2012 Term loan facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate option 4	Dec. 31, 2011 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt Minimum	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt Maximum	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt Original Base Rate Minimum	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt Original Base Rate Maximum	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate Minimum	Jun. 14, 2007 Working capital revolving credit facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate Maximum	Jun. 14, 2007 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt	Apr. 30, 2012 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt	Dec. 31, 2012 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt		Dec. 31, 2011 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt		Jun. 14, 2007 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt Annual true cash flow	Jun. 14, 2007 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt Original Base Rate	Jun. 14, 2007 Pre-funded revolving credit facility OSI Restaurant Partners LLC Secured debt Original Eurocurrency Rate	Oct. 26, 2012 Credit Facilities OSI Restaurant Partners LLC Secured debt	Jun. 14, 2007 2007 Credit Facility [Domain] OSI Restaurant Partners LLC Secured debt	Jun. 14, 2007 Letters of credit under working capital revolving credit facility [Member] OSI Restaurant Partners LLC Secured debt Minimum	Jun. 14, 2007 Letters of credit under working capital revolving credit facility [Member] OSI Restaurant Partners LLC Secured debt Maximum
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,508,230,000		$ 1,508,230,000								$ 0	[1]	$ 248,075,000	[1]																	$ 491,500,000	$ 493,900,000		$ 317,621,000	[2]	$ 319,574,000	[2],[3]		$ 0	[3]								$ 86,800,000	[2]	$ 87,048,000	[2],[3]		$ 0	[3]	$ 87,103,000	[2]	$ 87,273,000	[2],[3]		$ 0	[3]											$ 0	[3]	$ 466,319,000	[3]									$ 975,000,000 [1]	$ 1,000,000,000	[1],[4],[5]	$ 0	[1],[4]																																													$ 0	[1]	$ 1,014,400,000	[1],[6]
Debt instrument, interest rate at period end																																			3.99%		3.98%												9.00%		9.00%					11.25%		11.25%																	0.98%										4.75%	4.75%								3.25%	3.25%										0.20%	0.21%		0.44%	0.51%																											2.63%						3.25%							0.38%		0.88%																	2.63%
Line of credit facility, maximum borrowing capacity																																																																																		1,225,000,000																																				225,000,000													100,000,000	75,000,000																									150,000,000							100,000,000									1,225,000,000	1,600,000,000
Debt instrument, face amount																550,000,000																		500,000,000					324,800,000									175,200,000																	790,000,000																			1,000,000,000																																																	1,300,000,000
Debt instrument, unamortized discount	13,137,000	13,790,000		13,790,000	291,000																																																																															10,000,000
Third-party finance costs, gross																											10,000,000																																																				13,900,000
Deferred finance costs, gross																														7,600,000	2,200,000																																																	11,000,000
Third-party expensed finance costs																																																																															2,900,000
Write off of unamortized deferred finance fees								2,400,000																																																																							6,200,000
Loss on extinguishment and modification of debt	0		2,851,000	20,957,000	0	0		9,000,000																																																							2,900,000															2,900,000			9,100,000
Debt instrument, basis spread on variable rate																																														2.37%																								0.51%	4.25%																									1.00%	2.25%	2.50%					0.50%	3.25%			3.50%																				2.00%	2.50%	3.00%	3.50%													1.25%			0.50%	2.25%													1.00%	1.50%	2.00%	2.50%								1.25%	2.25%
Variable rate description																																												30-day LIBOR rate	30-day LIBOR rate																							One-month LIBOR rate																															prime rate of Deutsche Bank Trust Company Americas	prime rate of Deutsche Bank Trust Company Americas	federal funds effective rate	federal funds effective rate								30-day Eurocurrency rate	30-day Eurocurrency rate	60-day Eurocurrency rate	60-day Eurocurrency rate	90-day Eurocurrency rate	90-day Eurocurrency rate	180-day Eurocurrency rate	180-day Eurocurrency rate																											prime rate of Deutsche Bank AG New York Branch	federal funds effective rate							30-day Eurocurrency rate	60-day Eurocurrency rate	90-day Eurocurrency rate	180-day Eurocurrency rate
Debt instrument, optional interest rate period																																																																																																								9 months			12 months																																									9 months		12 months
Debt instrument, interest rate, stated percentage														10.00%		10.00%																															1.00%						9.00%							11.25%																																					2.25%							1.25%
Debt instrument, covenant, prepayment requirement, percentage of benchmark																																																																																											50.00%	100.00%	100.00%																																													50.00%	100.00%	100.00%	100.00%																													100.00%
Percent of covenant benchmark prepayment requirement, step-down based on first lien net leverage ratio, level 1																																																																																											25.00%
Percent of covenant benchmark prepayment requirement, step-down based on first lien net leverage ratio, level 2																																																																																											0.00%
Debt instrument, covenant, quarterly payment requirement, percentage of original principal amount																																																																																				0.25%																																																	0.25%
Debt instrument, covenant, quarterly payment requirement, term																																																																																				6 years 9 months																																																	6 years 9 months
Long-term debt, current maturities	13,167,000	22,991,000		22,991,000	332,905,000																																																											281,300,000																					0	10,000,000																																																		13,100,000
Prepayment of debt																																																																																					25,000,000					25,000,000
Line of credit facility, amount outstanding																									24,500,000																																																																																														0	0	[1]																																			0										0	[1]	33,000,000	[1]
Letters of credit outstanding, amount									24,500,000																																																																																																														37,600,000	41,200,000		34,500,000	6,100,000	600,000																																67,600,000
Letters of credit fee, percentage																																																																																																																																			3.63%																																												2.00%	2.25%
Line of credit facility, unused capacity, commitment fee percentage																																																																																																																						0.50%																																								0.38%	0.50%					2.43%
Debt covenants compliance, quarterly total net leverage ratio, initial maximum ratio level																																																																																																																														6.00
Debt covenants compliance, quarterly total net leverage ratio, step-downs period from initial maximum ratio																																																																																																																						4 years
Debt covenants compliance, quarterly total net leverage ratio, step-down maximum ratios level																																																																																																																													5.00
Restricted subsidiaries ownership percentage for guarantee of debt instrument																																																																																		100.00%
Foreign subsidiaries capital stock ownership percentage for guarantee of debt instrument																																																																																		65.00%
Debt instrument, additional guarantees threshold																																																																																			10.00%
Debt instrument, interest rate reduction incentive based on credit rating																																																																																																																																					0.25%																															0.25%
Percent of covenant benchmark prepayment requirement, step-down level 1 based on rent-adjusted leverage ratio																																																																																																																																										25.00%
Percent of covenant benchmark prepayment requirement, step-down level 2 based on rent-adjusted leverage ratio																																																																																																																																										0.00%
Debt instrument, covenant, prepayment requirement, benchmark limit																																																																																																																																											75,000,000
Debt instrument, covenant, capital expenditure account funding requirement, amount of deposit, floor																																																																																																																																																																				100,000,000
Repayments of lines of credit		24,500,000		144,000,000	78,072,000	55,928,000																																																																																																																																																															33,000,000
Funding of capital expenditure account																																																																																																																																																																					37,600,000
Number of restaurants sold							9
Repayments of debt																												7,500,000	7,500,000
Debt instrument, covenant, capital expenditure account balance requirement to allow draw																																																																																																																																																																				0
Number of subsidiaries joining New PRP in 2012 CMBS Loan																																		2
Number of properties securing debt																																							261
Number of debt instruments																																							1									2																								4					1
Number of floating rate components in first mortgage loan, 2012 CMBS Loan																																							1
Number of fixed rate components in first mortgage loan, 2012 CMBS Loan																																							5
First mortgage loan, fixed rate components, minimum																		0.62%		0.63%		0.76%																					2.37%
First mortgage loan, fixed rate components, maximum																		7.00%		7.00%		7.00%																					6.81%
LIBOR rate																																																																					0.28%
Debt instrument, interest-only payment, period																																																																			9 days
Debt instrument, accrued interest, period																																																																			15 days
Long-term debt, net																																																																775,300,000
Derivative, notional amount																																										48,700,000																								775,700,000
Aggregate payment to retire senior notes																	259,800,000
Principal amount of senior notes extinguished																	248,100,000
Debt extinguishment costs																	6,500,000
Accrued interest paid on senior notes extinguished																	5,200,000
Other notes payable																		7,213,000	[1]	9,848,000	[1]	9,094,000	[1]
Debt instrument, buyouts of managing and area operating partners, period										2 years	5 years
Purchase price of joint venture interests																								27,400,000
Assumption of line of credit in purchase price of joint venture																								24,500,000
Forgiveness of loans in purchase price of joint venture																								1,800,000
Payments to acquire interest in joint venture																								1,100,000
Guaranteed debt																										24,500,000
2013		25,604,000		25,604,000
2014		23,694,000		23,694,000
2015		21,547,000		21,547,000
2016		21,709,000		21,709,000
2017		463,301,000		463,301,000
Thereafter		$ 952,375,000		$ 952,375,000

[1]	Represents obligations of OSI.
[2]	Represents obligations of New PRP (as defined below).
[3]	Represents obligations of New PRP as of December 31, 2012 and obligations of PRP as of December 31, 2011.
[4]	At December 31, 2012, $50.0 million of OSI’s outstanding senior secured term loan B facility was at 5.75%.
[5]	At December 31, 2012, $50.0 million of OSI’s outstanding senior secured term loan B facility was at an interest rate of 5.75%.
[6]	At December 31, 2011, $61.9 million of OSI’s outstanding senior secured term loan facility was at 4.50%.